INVENTORY (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Inventory [Line Items]
Inventory write-off	$ 114,066	$ 62,402	$ 26,031
Cost of Goods Sold [Member]
Disclosure Of Inventory [Line Items]
Direct material costs recognized as expense	$ 4,937,761	$ 9,443,243	$ 5,974,854